Leases - Summary of Maturity Analysis of Lease Liabilities (Parenthetical) (Details) € in Millions	Dec. 31, 2019 EUR (€)
Disclosure Of Maturity Analysis Of IFRS 16 Lease Payments [Abstract]
Lease commitment amount for short-term lease not commenced	€ 19